Summary of Significant Accounting Policies (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Reserves for product returns	$ 3,200,000	$ 7,100,000	$ 8,300,000
Revenue, Practical Expedient, Financing Component [true false]	true	true
Good will Roll Forward
Balance, December 31, 2018		$ 0	2,443,930
Impairment loss			(2,443,930)
Balance, December 31, 2019			0
Prescription Medication Sales
Disaggregation of Revenue [Line Items]
Reserves for sales deductions	$ 4,200,000	$ 8,600,000	$ 12,000,000.0
Medical Device Sales
Disaggregation of Revenue [Line Items]
Right to return and receive credit for product	90 days	90 days
Minimum | Prescription Medication Sales
Disaggregation of Revenue [Line Items]
Due period for invoice payments	30 days	30 days
Right to return and receive credit for product	6 months	6 months
Minimum | Medical Device Sales | Domestic customers
Disaggregation of Revenue [Line Items]
Due period for invoice payments	30 days	30 days
Maximum | Prescription Medication Sales
Disaggregation of Revenue [Line Items]
Due period for invoice payments	75 days	75 days
Right to return and receive credit for product	1 year	1 year
Maximum | Medical Device Sales | International Customers [Member]
Disaggregation of Revenue [Line Items]
Due period for invoice payments	90 days	90 days